UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-00204

                   ALLIANCEBERNSTEIN MID-CAP GROWTH FUND, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                             AllianceBernstein L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                     Date of fiscal year end: July 31, 2007

                   Date of reporting period: October 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

AllianceBernstein
Mid-Cap Growth Fund
Portfolio of Investments
October 31, 2006 (unaudited)

Company                                              Shares        U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS - 99.9%
Technology - 53.0%
Communication Equipment - 8.2%
JDS Uniphase Corp. (a)(b)                            1,983,369   $   28,818,352
Juniper Networks, Inc. (a)(b)                        2,136,556       36,791,494
                                                                 --------------
                                                                     65,609,846
                                                                 --------------
Communication Services - 9.9%
Ciena Corp. (b)                                        486,147       11,429,316
Level 3 Communications, Inc. (b)                     5,753,143       30,434,126
Monster Worldwide, Inc. (b)                            353,980       14,339,730
NeuStar, Inc.-Class A (b)                              784,151       22,912,892
                                                                 --------------
                                                                     79,116,064
                                                                 --------------
Computer Hardware/Storage - 1.3%
Sun Microsystems, Inc. (b)                           1,955,900       10,620,537
                                                                 --------------
Computer Peripherals - 1.0%
Network Appliance, Inc. (b)                            208,745        7,619,193
                                                                 --------------
Internet Media - 2.4%
Move, Inc. (b)                                       3,914,808       18,712,782
                                                                 --------------
Miscellaneous - 0.8%
Itron, Inc. (a)(b)                                     118,600        6,456,584
                                                                 --------------
Semiconductor Capital Equipment - 10.1%
Cymer, Inc. (a)(b)                                     274,000       12,694,420
FormFactor, Inc. (a)(b)                                336,527       12,848,601
KLA-Tencor Corp.                                       694,739       34,160,316
Lam Research Corp. (a)(b)                              429,393       21,233,484
                                                                 --------------
                                                                     80,936,821
                                                                 --------------
Semiconductor Components - 12.2%
Advanced Micro Devices, Inc. (b)                     1,394,562       29,662,334
Broadcom Corp.-Class A (b)                             884,876       26,785,196
Netlogic Microsystems, Inc. (a)(b)                     682,070       13,525,448
Silicon Laboratories, Inc. (b)                         847,287       27,646,975
                                                                 --------------
                                                                     97,619,953
                                                                 --------------
Software - 7.1%
NAVTEQ Corp. (b)                                       788,210       26,168,572
Red Hat, Inc. (a)(b)                                 1,352,270       22,150,183
Salesforce.com, Inc. (a)(b)                            212,250        8,281,995
                                                                 --------------
                                                                     56,600,750
                                                                 --------------
                                                                    423,292,530
                                                                 --------------
Consumer Services - 16.6%
Advertising - 1.1%
Audible, Inc. (a)(b)                                 1,105,103        8,266,171
                                                                 --------------
Airlines - 1.2%
Continental Airlines, Inc.-Class B (a)(b)              263,500        9,717,880
                                                                 --------------

Apparel - 1.5%
Under Armour, Inc.-Class A (b)                          17,600          815,760
Urban Outfitters, Inc. (a)(b)                          629,770       11,020,975
                                                                 --------------
                                                                     11,836,735
                                                                 --------------
Broadcasting & Cable - 3.6%
XM Satellite Radio Holdings, Inc.-Class
   A (a)(b)                                          2,482,017       28,940,318
                                                                 --------------
Entertainment & Leisure - 0.4%
Activision, Inc. (b)                                   108,950        1,680,009
THQ, Inc. (a)(b)                                        55,400        1,665,878
                                                                 --------------
                                                                      3,345,887
                                                                 --------------
Miscellaneous - 4.9%
Apollo Group, Inc.-Class A (b)                         470,198       17,378,518
Shanda Interactive Entertainment Ltd.
   (ADR) (a)(b)                                      1,453,812       21,472,803
                                                                 --------------
                                                                     38,851,321
                                                                 --------------
Printing & Publishing - 0.5%
VistaPrint, Ltd. (b)                                   135,800        4,247,824
                                                                 --------------
Restaurants & Lodging - 1.5%
Chipotle Mexican Grill, Inc.-Class A (a)(b)            202,000       12,099,800
                                                                 --------------
Retail - General Merchandise - 1.9%
Coldwater Creek, Inc. (b)                              502,330       15,316,042
                                                                 --------------
                                                                    132,621,978
                                                                 --------------
Health Care - 15.8%
Biotechnology - 8.7%
Affymetrix, Inc. (a)(b)                              1,038,819       26,489,884
Applera Corp. - Celera Genomics Group (b)            1,084,886       16,837,431
Compugen Ltd. (b)                                    1,715,350        5,214,664
deCODE genetics, Inc. (a)(b)                         1,474,560        7,844,659
Vertex Pharmaceuticals, Inc. (b)                       324,090       13,158,054
                                                                 --------------
                                                                     69,544,692
                                                                 --------------
Medical Products - 4.7%
Cerus Corp. (a)(b)                                   1,699,316       12,235,075
Given Imaging Ltd. (a)(b)                            1,205,293       25,070,095
                                                                 --------------
                                                                     37,305,170
                                                                 --------------
Medical Services - 2.4%
Cepheid, Inc. (b)                                    2,375,931       19,506,393
                                                                 --------------
                                                                    126,356,255
                                                                 --------------
Finance - 11.5%
Brokerage & Money Management - 4.0%
International Securities Exchange
   Holdings, Inc.-Class A (a)                          280,892       14,423,804
optionsXpress Holdings, Inc.                            59,400        1,846,152
TD Ameritrade Holding Corp.                            979,061       16,125,135
                                                                 --------------
                                                                     32,395,091
                                                                 --------------
Miscellaneous - 7.5%
Chicago Mercantile Exchange Holdings,
   Inc.-Class A                                         36,216       18,144,216
Nasdaq Stock Market, Inc. (a)(b)                       742,418       26,526,595
NYSE Group, Inc. (a)(b)                                203,490       15,056,225
                                                                 --------------

                                                                     59,727,036
                                                                 --------------
                                                                     92,122,127
                                                                 --------------
Energy - 1.5%
Miscellaneous - 1.5%
Energy Conversion Devices, Inc. (a)(b)                 319,486       11,753,890
                                                                 --------------
Consumer Staples - 1.5%
Miscellaneous - 1.2%
Panera Bread Co.-Class A (a)(b)                        144,990        8,960,382
                                                                 --------------
Retail - Food & Drug - 0.3%
Whole Foods Market, Inc.                                40,000        2,553,600
                                                                 --------------
                                                                     11,513,982
                                                                 --------------
Total Common Stocks
   (cost $739,456,520)                                              797,660,762
                                                                 --------------

                                                    Principal
                                                     Amount
                                                      (000)
                                                  ------------
SHORT-TERM INVESTMENTS - 0.3%
Time Deposit - 0.3%
State Street Euro Dollar
   4.60%, 11/01/06
   (cost $2,668,000)                              $      2,668        2,668,000
                                                                 --------------

                                                     Shares
                                                  ------------
Total Investments Before Security Lending
Collateral - 100.2%
   (cost $742,124,520)                                              800,328,762
                                                                 --------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES
   LOANED - 25.1%
Short Terms - 25.1%
UBS Private Money Market Fund, LLC
   (cost $200,467,380)                             200,467,380      200,467,380
                                                                 --------------
Total Investments - 125.3%
   (cost $942,591,900)                                            1,000,796,142
Other assets less liabilities - (25.3)%                            (201,990,458)
                                                                 --------------
Net Assets - 100.0%                                              $  798,805,684
                                                                 --------------

(a)  Represents entire or partial securities out on loan.

(b)  Non-income producing security.

     Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Glossary:

ADR - American Depositary Receipt

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

     EXHIBIT NO.   DESCRIPTION OF EXHIBIT
     -----------   ----------------------
     11 (a) (1)    Certification of Principal Executive Officer Pursuant to
                   Section 302 of the Sarbanes-Oxley Act of 2002

     11 (a) (2)    Certification of Principal Financial Officer Pursuant to
                   Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Mid-Cap Growth Fund, Inc.


By: /s/ Marc O. Mayer
    ---------------------------------
    Marc O. Mayer
    President

Date: December 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    ---------------------------------
    Marc O. Mayer
    President

Date: December 22, 2006


By: /s/ Joseph J. Mantineo
    ---------------------------------
    Joseph J. Mantineo
    Treasurer and Chief Financial Officer

Date: December 22, 2006